Cover	Sep. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2024
Entity File Number	333-254931
Entity Registrant Name	Invesco Real Estate Income Trust Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	83-2188696
Entity Address, Address Line One	2001 Ross Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	715-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001756761
Amendment Flag	false